Note 11 - Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure Text Block [Abstract]
Derivative Instruments

Note 9. Derivative Instruments

General

Our current risk management policy provides that up to 75% of the next five years of our foreign currency, lead and zinc metals prices and silver and gold price exposure may be covered under a derivatives program with certain other limitations. Within this period we can hedge up to 100% of a specific exposure, provided the derivative allows us to participate 100% in the upside. Our program also utilizes derivatives to manage price risk exposure created from when revenue is recognized from a shipment of concentrate until final settlement.

These instruments expose us to (i) credit risk in the form of non-performance by counterparties for contracts in which the contract price exceeds the spot price of the hedged commodity or foreign currency and (ii) price risk to the extent that the spot price or currency exchange rate exceeds the contract price for quantities of our production and/or forecasted costs covered under contract positions.

Foreign Currency

Our wholly-owned non-US subsidiaries owning the Keno Hill operation are USD-functional currency entities which routinely incur expenses denominated in CAD. Such expenses expose us to exchange rate fluctuations, for which we have a program to manage our exposure to fluctuations of these subsidiaries' future operating and capital costs denominated in CAD. The program utilizes forward contracts to buy CAD, and are not designated as cash flow hedges.

During the quarter, realized losses of $0.9 million related to derivatives designated our previously held Casa Berardi operation, were transferred from accumulated other comprehensive (loss) into discontinued operations (2025: $1.8 million loss).

As of March 31, 2026, we have a total of 132 forward contracts outstanding to buy a total of CAD $76.6 million having a notional amount of USD $55.3 million to provide economic hedges to the following exposures for 2026:

•
Forecasted cash operating expenditures at Keno Hill of CAD $42.9 million at an average CAD-to-USD exchange rate of 1.3797.
•
Forecasted capital expenditures at Keno Hill of CAD $30.2 million at an average CAD-to-USD exchange rate of 1.3948.
•
Forecasted exploration expenditures at Keno Hill of CAD $2.7 million at an average CAD-to-USD exchange rate of 1.3845.
•
Forecasted Corporate expenditures of CAD $0.9 million at an average CAD-to-USD exchange rate of 1.3528.

As of March 31, 2026 and December 31, 2025, we recorded the following balances for the fair value of the foreign currency forward contracts (in millions):

	March 31,	December 31,
Balance sheet line item:	2026	2025
Other current assets	$0.4	$1.1
Other current liabilities	(1.3)	(0.8)

Net gains of $0.3 million for the three months ended March 31, 2026 (2025: nil), were related to contracts not designated as hedges.

Metals Prices

We currently a combination of derivatives including financially-settled forward contracts, commodity price collars ("Collars") and commodity price put options to manage the exposure to:

•
changes in prices of silver, gold, zinc and lead contained in our concentrate shipments between the time of shipment and final settlement; and
•
changes in prices of zinc, lead and silver contained in our forecasted future concentrate shipments.

The following tables summarize the quantities of metals committed under forward metals contracts at March 31, 2026 and December 31, 2025 and designated and accounted for as cash flow hedges:

March 31, 2026	Pounds under contract (in 000's)		Average price per pound
	Zinc	Lead	Zinc	Lead
	(pounds)	(pounds)	(pounds)	(pounds)
Contracts on provisional sales
2026 settlements	13,173	15,653	$1.33	$1.04
Contracts on forecasted sales
2026 settlements	40,234	24,912	$1.32	$1.00
2027 settlements	45,636	—	$1.40	$—

December 31, 2025	Pounds under contract (in 000's)		Average price per ounce/pound
	Zinc	Lead	Zinc	Lead
	(pounds)	(pounds)	(pounds)	(pounds)
Contracts on provisional sales
2026 settlements	18,850	13,117	$1.37	$1.05
Contracts on forecasted sales
2026 settlements	53,407	42,108	1.33	1.02
2027 settlements	23,810	—	1.36	N/A

We utilize Collars to manage our exposure to changes in the price of precious metals in both our provisional concentrate sales and forecasted Keno Hill future concentrate shipments. These Collars provide us a contractual right to receive at least the minimum price if market prices fall below the minimum price level specified in the contracts, while limiting our potential gains to the maximum price level specified in the contracts, even if market prices rise higher. This strategy helps protect us from significant price drops while still allowing for some upside potential within the minimum and maximum price range. For the three months ended March 31, 2026, these collars had net losses of $22.3 million (2025: $0.6 million gain). The Collar trades are not designated as cash flow hedges.

The following table summarize the quantities of silver and gold ounces committed under collars at March 31, 2026.

Settlement Period	Ounces under contract (in 000's)		Average strike price per silver ounce		Average strike price per gold ounce
	Silver (ounces)	Gold (ounces)	Minimum ($)	Maximum ($)	Minimum ($)	Maximum ($)
Contracts on provisional sales
2026 settlements	400	1	48.67	75.71	5,125.00	5,425.00
Contracts on forecasted sales
2026 settlements	350	—	35.33	58.25	—	—

In December 2025, we entered into financially-settled put option contracts to manage the exposure of future silver sales to potential declines in market prices of silver. These put options give us the option, but not the obligation, to realize established prices on quantities of silver to be sold in the future. For the three months ended March 31, 2026, we recognized a $1.2 million unrealized loss for the puts. The following table summarizes the quantities of metals for which we have entered into put contracts and the strike price as of March 31, 2026:

Settlement Period	Production Protected (in 000's)	Strike price per ounce
	Silver (ounces)	($)
Contracts on forecasted sales
2026 settlements	10,000	50.00

We recorded the following balances for the fair value of the forward metals, Collars and put contracts as of March 31, 2026 and December 31, 2025 (in millions):

	March 31,	December 31,
Balance sheet line item:	2026	2025
Other current assets	$16.2	$8.6
Other non-current assets	0.2	7.2
Other current liabilities	(13.8)	(36.4)
Other non-current liabilities	(1.5)	(1.9)

Net realized and unrealized losses of $3.7 million related to the effective portion of the forward metals contracts designated as hedges were included in accumulated other comprehensive (loss) as of March 31, 2026. Unrealized gains and losses will be transferred from accumulated other comprehensive income (loss) to current earnings as the underlying forecasted sales are recognized. We estimate $3.4 million in net realized and unrealized gains included in accumulated other comprehensive income (loss) as of March 31, 2026 would be reclassified to current earnings in the next twelve months.

During the three months ended March 31, 2026, we recognized a net loss of $10.2 million (2025: $5.3 million loss), including a $2.3 million gain transferred from accumulated other comprehensive income (loss) (2025: $2.2 million gain transferred from accumulated other comprehensive income (loss). These gains and losses were recognized on the contracts utilized to manage exposure to prices of metals in our concentrate shipments, which are included in sales. The net losses and gains recognized on the contracts offset gains and losses related to price adjustments on our provisional concentrate sales due to changes to silver, gold, lead and zinc prices between the time of sale and final settlement.

Credit-risk-related Contingent Features

Certain of our derivative contracts contain cross default provisions which provide that a default under our Credit Agreement would cause a default under the derivative contract. As of March 31, 2026, we have not posted any collateral related to these contracts. The fair value of derivatives in a net liability position related to these agreements was $10.5 million as of March 31, 2026, which includes accrued interest but excludes any adjustment for nonperformance risk. If we were in breach of any of these provisions at March 31, 2026, we could have been required to settle our obligations under the agreements at their termination value of $10.5 million.

Note 11: Derivative Instruments

General

Our current risk management policy provides that up to 75% of five years of our foreign currency, lead and zinc metals price and silver and gold price exposure may be covered under a derivatives program with certain other limitations. Our program also utilizes derivatives to manage price risk exposure created from when revenue is recognized from a shipment of concentrate until final settlement.

These instruments expose us to (i) credit risk in the form of non-performance by counterparties for contracts in which the contract price exceeds the spot price of the hedged commodity or foreign currency and (ii) price risk to the extent that the spot price or currency exchange rate exceeds the contract price for quantities of our production and/or forecasted costs covered under contract positions.

Foreign Currency

Our wholly-owned subsidiaries owning our Keno Hill operation are USD-functional entities which routinely incur expenses denominated in CAD. Such expenses expose us to exchange rate fluctuations between the USD and CAD. We have a program to manage our exposure to fluctuations in the USD exchange rate for these subsidiaries' future operating and capital costs denominated in CAD. The program related to forecasted cash operating costs at Keno Hill utilizes forward contracts to buy CAD, some of which are designated as cash flow hedges. As of December 31, 2025, we have a total of 165 forward contracts outstanding to buy a total of CAD $101.6 million having a notional amount of USD$73.1 million with CAD-to-USD exchange rates ranging between 1.3148 and 1.4202, with the following exposures for 2026:

•
Forecasted cash operating costs of CAD $59.5 million at an average CAD to USD exchange rate of 1.377.
•
Forecasted capital expenditures of CAD $37.5 million at an average CAD-to-USD exchange rate of 1.390.
•
Forecasted exploration expenditures of CAD$3.3 million at an average CAD-to-USD exchange rate of 1.383.
•
Forecasted Corporate costs of CAD$1.3 million at an average CAD-to-USD exchange rate of 1.354.

As of December 31, 2025 and 2024, we recorded the following balances for the fair value of the contracts (in millions):

	December 31,
Balance sheet line item:	2025	2024
Other current assets	$1.1	$—
Other non-current assets	—	—
Current derivative liabilities	(0.8)	(2.4)
Non-current derivative liabilities	—	(0.4)

Net unrealized losses of approximately $0.9 million related to the effective portion of the hedges were included in accumulated other comprehensive income (loss) as of December 31, 2025. Unrealized gains and losses will be transferred from accumulated other comprehensive loss to discontinued as the underlying operating expenses are recognized. We estimate approximately $0.9 million in net unrealized losses included in accumulated other comprehensive income (loss) as of December 31, 2025 will be reclassified to discontinued operations in the next twelve months.

For the year ended December 31, 2025, net realized losses of approximately $4.1 million (2024 and 2023: net realized losses of $3.8 million and $3.6 million, respectively), on contracts related to underlying expenses which have been recognized were transferred from accumulated other comprehensive loss and included discontinued operations. For the year ended December 31, 2025, net realized gains of approximately $4.8 million (2024: net unrealized losses of $5.7 million; 2023: net unrealized gains of $1.2 million) related to contracts not designated as hedges and no net unrealized gains or losses related to ineffectiveness of the hedges were included in fair value adjustments, net on our consolidated statements of operations and comprehensive income (loss).

Metals Prices

We currently use some combination of financially-settled forward contracts, Collars or put options to manage the exposure to:

•
changes in prices of silver, gold, zinc, and lead contained in our concentrate shipments between the time of shipment and final settlement; and
•
changes in prices of zinc, lead, silver, and gold contained in our forecasted future concentrate shipments.

The following tables summarize the quantities of metals committed under forward sales contracts at December 31, 2025 and 2024:

December 31, 2025	Pounds under contract (in 000's)		Average price per pound
	Zinc	Lead	Zinc	Lead
	(pounds)	(pounds)	(pounds)	(pounds)
Contracts on provisional sales
2026 settlements	18,850	13,117	$1.37	$1.05
Contracts on forecasted sales
2026 settlements	53,407	42,108	$1.33	$1.02
2027 settlements	23,810	—	$1.36	N/A

December 31, 2024	Ounces/pounds under contract (in 000's)				Average price per ounce/pound
	Silver	Gold	Zinc	Lead	Silver	Gold	Zinc	Lead
	(ounces)	(ounces)	(pounds)	(pounds)	(ounces)	(ounces)	(pounds)	(pounds)
Contracts on provisional sales
2024 settlements	1,535	2	20,834	14,661	$31.46	$2,673	$1.40	$0.97
Contracts on forecasted sales
2024 settlements	—	—	59,194	47,840	N/A	N/A	$1.39	$0.99
2025 settlements	—	—	6,283	52,911	N/A	N/A	$1.41	$1.03

We designate the contracts for lead and zinc contained in our forecasted future shipments as hedges for accounting purposes, with gains and losses deferred to accumulated other comprehensive loss until the hedged product ships. The forward contracts for silver and gold contained in our concentrate shipments have not been designated as hedges and are marked-to-market through earnings each period.

Since the first quarter of 2025, we have and continue to utilize Collars to manage our exposure to changes in the price of precious metals in both our provisional concentrate sales and forecasted Keno Hill future concentrate shipments. These Collars provide us a contractual right to receive at least the minimum price if market prices fall below the minimum price level specified in the contracts, while limiting our potential gains to the maximum price level specified in the contracts, even if market prices rise higher. This strategy helps protect us from significant price drops while still allowing for some upside potential within the minimum and maximum price range. For the year ending December 31, 2025, these collars had net losses of $51.5 million. For accounting purposes, they are not designated as hedges. The following tables summarize the quantities of metals hedged under Collars at December 31, 2025:

Settlement Period	Production Protected		Average strike price per silver ounce		Average strike price per gold ounce
	Silver (ounces)	Gold (ounces)	Minimum ($)	Maximum ($)	Minimum ($)	Maximum ($)
Contracts on provisional sales
2026 settlements	2,120	—	49.78	63.43	N/A	N/A
Contracts on forecasted sales
2026 settlements	800	4	34.29	55.70	3,000	4,840

In December 2025, we entered into financially-settled put option contracts to manage the exposure of future silver sales to potential declines in market prices of silver. These put options give us the option, but not the obligation, to realize established prices on quantities of silver to be sold in the future. Total premium paid for the put contracts was $25 million and we recorded a $10.4 million unrealized loss on the puts during the year ending December 31, 2025. The following table summarizes the quantities of metals for which we have entered into put contracts and the average exercise prices as of December 31, 2025:

Settlement Period	Production Protected	Strike price per ounce
	Silver (ounces in 000's)	($)
Contracts on forecasted sales
2026 settlements	9,672	50.00

At December 31, 2025 and 2024, we recorded the following balances for the fair value of derivative contracts held at that time (in millions):

	December 31, 2025			December 31, 2024
Balance sheet line item:	Contracts in an asset position	Contracts in a liability position	Net asset (liability)	Contracts in an asset position	Contracts in a liability position	Net asset (liability)
Other current assets	$8.6	$—	$8.6	$11.5	$—	$11.5
Other non-current assets	7.2	—	7.2	6.6	—	6.6
Current derivatives liability	—	(36.4)	(36.4)	—	—	—
Other non-current liability	—	(1.9)	(1.9)	—	—	—

Net realized and unrealized gains of approximately $0.2 million related to the effective portion of the contracts designated as hedges were included in accumulated other comprehensive loss as of December 31, 2025. Realized and unrealized gains and losses will be transferred from accumulated other comprehensive loss to current earnings as the underlying forecasted sales transaction is recognized. We estimate approximately $1.1 million in net realized and unrealized gains included in accumulated other comprehensive loss as of December 31, 2025 will be reclassified to current earnings in the next twelve months.

We recognized a net loss of $12.0 million, including a $13.1 million gain transferred from accumulated other comprehensive income (loss), during 2025 on the contracts utilized to manage exposure to prices of metals in our concentrate shipments, which is included in sales. The net gain recognized on the contracts offsets loss related to price adjustments on our provisional concentrate sales, both of which resulted from changes to silver, gold, lead and zinc prices between the time of sale and final settlement.

We recognized a net gain of $1.3 million, including a $11.4 million gain transferred from accumulated other comprehensive income (loss), during 2024 on the contracts utilized to manage exposure to prices of metals in our concentrate shipments, which is included in sales. The net gain recognized on the contracts offsets loss related to price adjustments on our provisional concentrate sales, both of which resulted from changes to silver, gold, lead and zinc prices between the time of sale and final settlement.

We recognized a net gain of $19.7 million during 2023 on the contracts utilized to manage exposure to prices of metals in our concentrate shipments, which is included in sales. The net gain recognized on the contracts offsets loss related to price adjustments on our provisional concentrate sales, both of which resulted from changes to silver, gold, lead and zinc prices between the time of sale and final settlement.

Credit-risk-related Contingent Features

Certain of our derivative contracts contain cross default provisions which provide that a default under our revolving credit agreement would cause a default under the derivative contract. As of December 31, 2025, we have not posted any collateral related to these contracts. The fair value of derivatives in a net liability position related to these arrangements was $43.6 million as of December 31, 2025, and includes accrued interest but excludes any adjustment for nonperformance risk. If we were in breach of any of these provisions at December 31, 2025, we could have been required to settle our obligations under the agreements at their termination value of $43.6 million.